N-2 - USD ($)			1 Months Ended		3 Months Ended
		Nov. 08, 2024	Nov. 05, 2024		Sep. 30, 2024		Jun. 30, 2024		Mar. 31, 2024		Dec. 31, 2023		Sep. 30, 2023		Jun. 30, 2023		Mar. 31, 2023		Dec. 31, 2022		Sep. 30, 2022		Jun. 30, 2022		Nov. 07, 2024
Cover [Abstract]
Entity Central Index Key		0001495222
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		Oxford Lane Capital Corp.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]	[1],[2],[3]
Stockholder transaction expenses:
Sales load (as a percentage of offering price)	2.00	%(1)
Offering expenses borne by us (as a percentage of offering price)	0.20	%(2)
Distribution reinvestment plan expenses	—	(3)
Total stockholder transaction expenses (as a percentage of offering price)	2.20%

Sales Load [Percent]	[1]	2.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]		0.20%
Other Transaction Expenses [Percent]		2.20%
Annual Expenses [Table Text Block]	[4],[5],[6],[7]
Annual expenses (estimated as a percentage of net assets attributable to common stock):
Base management fee	2.69	%(4)(5)
Incentive fees payable under our investment advisory agreement (20% of pre incentive fee net investment income)	3.67	%(6)
Interest payments on borrowed funds	1.99	%(7)(8)
Other expenses	0.56	%(9)
Total annual expenses	8.91	%(10)

Management Fees [Percent]	[4],[5]	2.69%
Interest Expenses on Borrowings [Percent]	[6],[8]	1.99%
Distribution/Servicing Fees [Percent]	[2]
Incentive Fees [Percent]	[9]	3.67%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[10]	0.56%
Total Annual Expenses [Percent]	[7]	8.91%
Expense Example [Table Text Block]
	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return	$128	$320	$489	$829

Expense Example, Year 01		$ 128
Expense Example, Years 1 to 3		320
Expense Example, Years 1 to 5		489
Expense Example, Years 1 to 10		$ 829
Purpose of Fee Table , Note [Text Block]

The following table is intended to assist you in understanding the costs and expenses that you will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. Except where the context suggests otherwise, whenever this prospectus supplement and the accompanying prospectus contains a reference to fees or expenses paid by “us” or “Oxford Lane Capital,” or that “we” will pay fees or expenses, you will indirectly bear such fees or expenses as an investor in Oxford Lane Capital Corp.

Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Expenses, Note [Text Block]

Example

The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in our common stock. In calculating the following expense amounts, we have assumed that our annual operating expenses would remain at the levels set forth in the table above, and that we pay the transaction expenses set forth in the table above, including a sales load of 2.00% paid by you (the commission to be paid by us with respect to common stock sold by us in this offering).

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return	$128	$320	$489	$829

The example and the expenses in the tables above should not be considered as a representation of our future expenses, and actual expenses may be greater or less than those shown. While the example assumes, as required by the SEC, a 5.0% annual return, our performance will vary and may result in a return greater or less than 5.0%. The incentive fee under the Investment Advisory Agreement, which, assuming a 5.0% annual return, would either not be payable or would have an insignificant impact on the expense amounts shown above, is included in the example. Also, while the example assumes reinvestment of all distributions at net asset value, participants in our distribution reinvestment plan will receive a number of shares of our common stock, determined by dividing the total dollar amount of the distribution payable to a participant by the market price per share of our common stock at the close of trading on the distribution payment date, which may be at, above or below net asset value. See “Distribution Reinvestment Plan” in the accompanying prospectus for additional information regarding our distribution reinvestment plan.

Acquired Fund Fees and Expenses, Note [Text Block]		Our base management fee under the Investment Advisory Agreement, however, is based on our gross assets, which is defined as all the assets of Oxford Lane Capital, including those acquired using borrowings for investment purposes. As a result, to the extent we use additional leverage, it would have the effect of increasing our base management fee as a percentage of our net assets. See “Investment Advisory Agreement” in the accompanying prospectus for additional information. Based on our current business plan, we anticipate that substantially all of the net proceeds from the sale of shares pursuant to this offering will be invested within three months after the completion of any sale pursuant to this offering depending on the availability of investment opportunities that are consistent with our investment objective and other market conditions. We expect that it will take approximately one to three months to invest all of the proceeds of this offering, in part because equity and junior debt investments in CLO vehicles require substantial due diligence prior to investment.
Financial Highlights [Abstract]
Senior Securities, Note [Text Block]

SENIOR SECURITIES

The information about our senior securities (including preferred stock, debt securities and other indebtedness) for the six months ended September 30, 2024 may be found in “Financial Highlights” of our most recent Semi-Annual Report on Form N-CSR for the six months ended September 30, 2024, filed with the SEC on November 1, 2024. The information about our senior securities (including preferred stock, debt securities and other indebtedness) for each of the years ended March 31, 2024, 2023, 2022, 2021, 2020, 2019, 2018, 2017, 2016 and 2015 may be found in “Financial Highlights” of our most recent Annual Report on Form N-CSR for the fiscal year ended March 31, 2024, filed with the SEC on May 17, 2024, which is incorporated by reference herein. The reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, on the Senior Securities table as of March 31, 2024, 2023, 2022, 2021, 2020, 2019, 2018, 2017, 2016 and 2015, has been incorporated by reference as an exhibit to the registration statement of which this prospectus is a part.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

We are a closed-end management investment company that has registered as an investment company under the Investment Company Act of 1940, as amended, or the “1940 Act.” Our investment objective is to maximize our portfolio’s risk-adjusted total return.

We have implemented our investment objective by purchasing portions of equity and junior debt tranches of collateralized loan obligation, or “CLO,” vehicles. Substantially all of the CLO vehicles in which we may invest would be deemed to be investment companies under the 1940 Act but for the exceptions set forth in section 3(c)(1) or section 3(c)(7). Structurally, CLO vehicles are entities formed to originate and/or acquire a portfolio of loans. The loans within the CLO vehicle are limited to loans which meet established credit criteria and are subject to concentration limitations in order to limit a CLO vehicle’s exposure to a single credit. A CLO vehicle is formed by raising various classes or “tranches” of debt (with the most senior tranches being rated “AAA” to the most junior tranches typically being rated “BB” or “B”) and equity. The CLO vehicles which we focus on are collateralized primarily by senior secured loans made to companies whose debt is unrated or is rated below investment grade, or “Senior Loans,” and, to a limited extent, subordinated and/or unsecured loans and bonds (together with the Senior Loans, the “CLO Assets”). CLOs generally have very little or no exposure to real estate, mortgage loans or to pools of consumer-based debt, such as credit card receivables or auto loans. Below investment grade securities, such as the CLO securities in which we primarily invest, are often referred to as “junk.” In addition, the CLO equity and junior debt securities in which we invest are highly levered (with CLO equity securities typically being leveraged between nine and thirteen times), which significantly magnifies our risk of loss on such investments relative to senior debt tranches of CLOs. A CLO itself is highly leveraged because it borrows significant amounts of money to acquire the underlying commercial loans in which it invests. A CLO borrows money by issuing debt securities to investors (including junior debt securities of the type we intend to invest), and the CLO equity (which is also the CLO residual tranche) is the first to bear the risk on the underlying investment. Our investment strategy also includes warehouse facilities, which are financing structures intended to aggregate loans that may be used to form the basis of a CLO vehicle. Warehouse facilities typically incur leverage between four and six times prior to a CLO’s pricing. We may also invest, on an opportunistic basis, in other corporate credits of a variety of types. We expect that each of our investments will range in size from $5 million to $50 million, although the investment size may vary consistent with the size of our overall portfolio. Oxford Lane Management manages our investments and its affiliate arranges for the performance of the administrative services necessary for us to operate.

CLO vehicles, due to their high leverage, are more complicated to evaluate than direct investments in Senior Loans. Since we invest in the residual interests of CLO securities, our investments are riskier than the profile of the Senior Loans by which such CLO vehicles are collateralized. Our investments in CLO vehicles are riskier and less transparent to us and our stockholders than direct investments in the underlying Senior Loans. Our portfolio of investments may lack diversification among CLO vehicles which would subject us to a risk of significant loss if one or more of these CLO vehicles experience a high level of defaults on its underlying Senior Loans. The CLO vehicles in which we invest have debt that ranks senior to our investment. The market price for CLO vehicles may fluctuate dramatically, which would make portfolio valuations unreliable and negatively impact our net asset value and our ability to make distributions to our stockholders. Our financial results may be affected adversely if one or more of our significant equity or junior debt investments in such CLO vehicles defaults on its payment obligations or fails to perform as we expect.

Our investments in CLO vehicles may be subject to special anti-deferral provisions that could result in us incurring tax or recognizing income prior to receiving cash distributions related to such income. Specifically, the CLO vehicles in which we invest generally constitute “passive foreign investment companies,” or “PFICs.” Because we acquire investments in PFICs (including equity tranche investments in CLO vehicles that are PFICs), we may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such investments even if such income is distributed as a taxable dividend by us to our stockholders. See “Risk Factors — Risks Related to Our Investments” in our most recent annual or semi-annual report on Form N-CSR to read about factors you should consider before investing in our securities.

Our investment objective is to maximize our portfolio’s risk-adjusted total return. Our current focus is to seek that return by investing in structured finance investments, specifically the equity and junior debt tranches of CLO vehicles, which are collateralized primarily by a diverse portfolio of Senior Loans, and which generally have very little or no exposure to real estate loans, or mortgage loans or to pools of consumer-based debt, such as credit card receivables or auto loans. As of September 30, 2024, we held equity investments in 221 different CLO structures and debt investments in 19 different CLO structures. Our investment strategy also includes investing in warehouse facilities, which are financing structures intended to aggregate Senior Loans that may be used to form the basis of a CLO vehicle. We may also invest, on an opportunistic basis, in a variety of other types of corporate credits.

The CLO investments we currently hold in our portfolio generally represent either a residual economic interest, in the case of an equity tranche, or a debt investment collateralized by a portfolio of Senior Loans and other CLO Assets. The value of our CLO investments generally depend on both the quality and nature of the underlying portfolio it references and also on the specific structural characteristics of the CLO itself.

Risk Factors [Table Text Block]

RISK FACTORS

Investing in our securities involves a high degree of risk. Before deciding whether to invest in our securities, you should carefully consider the risks and uncertainties described in the section titled “Principal Risks” in our most recent Annual Report on Form N-CSR for the fiscal year ended March 31, 2024, filed with the SEC on May 17, 2024 and our most recent Semi-Annual Report on Form N-CSR for the six months ended September 30, 2024, filed with the SEC on November 1, 2024, as such principal risks may be supplemented from time to time, which is incorporated by reference herein. The specific risks applicable to a particular offering of Securities will be set forth in the related prospectus supplement.

Effects of Leverage [Text Block]

Leverage by the Company

We may use leverage as and to the extent permitted by the 1940 Act. We are permitted to obtain leverage using any form of financial leverage instruments, including funds borrowed from banks or other financial institutions, margin facilities, notes or preferred stock and leverage attributable to reverse repurchase agreements or similar transactions. Instruments that create leverage are generally considered to be senior securities under the 1940 Act. Under the 1940 Act, we are only permitted to incur additional indebtedness to the extent our asset coverage, as defined under the 1940 Act, is at least 300% immediately after each such borrowing. With respect to our outstanding preferred stock, we will generally be required to meet an asset coverage ratio, as defined under the 1940 Act, of at least 200% immediately after each issuance of such preferred stock. In addition, our Articles Supplementary for the Term Preferred Shares prohibit us from declaring a common stock distribution if, at the time of declaration, our asset coverage ratio is not at least 200% after deducting the amount of such distribution. If we do not meet these asset coverage requirements, we may be required to sell a portion of our investments and, depending on the nature of our leverage, repay a portion of our indebtedness or redeem outstanding shares of preferred stock, in each case at a time when doing so may be disadvantageous. See “Regulation as a Registered Closed-End Management Investment Company.”

Annual Coverage Return Rate [Percent]		200.00%
Share Price [Table Text Block]

PRICE RANGE OF COMMON STOCK

The following information is qualified by reference to, and should be read in conjunction with, the information in our most recent Annual Report on Form N-CSR for the fiscal year ended March 31, 2024, filed with the SEC on May 17, 2024 and our most recent Semi-Annual Report on Form N-CSR for the six months ended September 30, 2024, filed with the SEC on November 1, 2024, regarding the price range of our common stock, distributions and stockholders of record, which is incorporated by reference herein.

Our common stock is traded on the NASDAQ Global Select Market under the symbol “OXLC.” The following table sets forth, for each fiscal quarter during the last two fiscal years and the current fiscal year to date, the net asset value, or “NAV,” per share of our common stock, the high and low intraday sales prices for our common stock, such sales prices as a percentage of NAV per share and quarterly distributions per share.

	NAV(1)	Price Range		Premium/ (Discount) of High Sales Price to NAV(2)	Premium/ (Discount) of Low Sales Price to NAV(2)	Distributions Per Share(3)
		High	Low
Fiscal 2025
Third Quarter (through November 5, 2024)	*	5.33	5.18	*	*	$0.270
Second Quarter	4.76	5.68	5.11	19.3%	7.2%	$0.270
First Quarter	4.91	5.78	4.95	17.7%	0.8%	$0.240

Fiscal 2024
Fourth Quarter	$4.90	$5.41	$4.92	10.4%	0.4%	$0.240
Third Quarter	$4.82	$5.14	$4.41	6.6%	(8.5)%	$0.240
Second Quarter	$4.81	$5.70	$4.78	18.5%	(0.6)%	$0.240
First Quarter	$4.34	$5.39	$4.76	24.2%	9.7%	$0.225

Fiscal 2023
Fourth Quarter	$4.61	$6.27	$5.02	36.0%	8.9%	$0.225
Third Quarter	$4.63	$5.72	$4.85	23.5%	4.8%	$0.225
Second Quarter	$4.93	$6.79	$4.83	37.7%	(2.0)%	$0.225
First Quarter	$5.07	$7.32	$5.49	44.4%	8.3%	$0.225

____________

(1)      Net asset value per share is determined as of the last day in the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low sales prices. The net asset values shown are based on outstanding shares at the end of each period.

(2)      Calculated as the respective high or low sales price divided by NAV and subtracting 1.

(3)      Represents the cash distributions, including dividends, dividends reinvested and returns of capital, if any, per share that we have declared on our common stock in the specified quarter.

*        Not determinable at the time of filing.

Lowest Price or Bid			$ 5.18		$ 5.11		$ 4.95		$ 4.92		$ 4.41		$ 4.78		$ 4.76		$ 5.02		$ 4.85		$ 4.83		$ 5.49
Highest Price or Bid			$ 5.33		$ 5.68		$ 5.78		$ 5.41		$ 5.14		$ 5.7		$ 5.39		$ 6.27		$ 5.72		$ 6.79		$ 7.32
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[11]			[12]	19.30%		17.70%		10.40%		6.60%		18.50%		24.20%		36.00%		23.50%		37.70%		44.40%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[11]			[12]	7.20%		0.80%		0.40%		(8.50%)		(0.60%)		9.70%		8.90%		4.80%		(2.00%)		8.30%
Share Price			$ 0.27	[11]	$ 0.27	[13]	$ 0.24	[13]	$ 0.24	[13]	$ 0.24	[13]	$ 0.24	[13]	$ 0.225	[13]	$ 0.225	[13]	$ 0.225	[13]	$ 0.225	[13]	$ 0.225	[13]
NAV Per Share	[14]			[12]	4.76		$ 4.91		$ 4.9		$ 4.82		$ 4.81		$ 4.34		$ 4.61		$ 4.63		$ 4.93		$ 5.07
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF CAPITAL STOCK

The following description is based on relevant portions of the Maryland General Corporation Law and on our Charter and Bylaws. This summary is not necessarily complete, and we refer you to the Maryland General Corporation Law and our Charter and Bylaws for a more detailed description of the provisions summarized below.

Stock

The authorized stock of Oxford Lane Capital consists of 950,000,000 shares of stock, par value $0.01 per share, 900,000,000 of which are currently designated as common stock and 50,000,000 of which are currently designated as preferred stock. Our common stock, Series 2027 Term Preferred Shares, 6.00% Series 2029 Term Preferred Shares and 7.125% Series 2029 Term Preferred Shares are traded on the NASDAQ Global Select Market under the ticker symbols “OXLC,” “OXLCP,” “OXLCO” and “OXLCN” respectively. There are no outstanding options or warrants to purchase our stock. No stock has been authorized for issuance under any equity compensation plans. Under Maryland law, our stockholders generally are not personally liable for our debts or obligations.

The following are our outstanding classes of securities as of November 5, 2024:

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by Us or for Our Account	(4) Amount Outstanding Exclusive of Amounts Shown Under (3)
Common Stock	900,000,000	—	345,906,253
Preferred Stock	50,000,000	—	8,761,706

Under our Charter our Board of Directors is authorized to classify and reclassify any unissued shares of stock into other classes or series of stock without obtaining stockholder approval. As permitted by the Maryland General Corporation Law, our Charter provides that the Board of Directors, without any action by our stockholders, may amend the charter from time to time to increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that we have authority to issue.

Common Stock

All shares of our common stock have equal rights as to earnings, assets, voting, and dividends and, when they are issued, will be duly authorized, validly issued, fully paid and nonassessable. Distributions may be paid to the holders of our common stock if, as and when authorized by our Board of Directors and declared by us out of assets legally available therefor. Shares of our common stock have no preemptive, conversion or redemption rights and are freely transferable, except where their transfer is restricted by federal and state securities laws or by contract. In the event of our liquidation, dissolution or winding up, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time. Each share of our common stock is entitled to one vote on all matters submitted to a vote of stockholders, including the election of directors. Except as provided with respect to any other class or series of stock, the holders of our common stock will possess exclusive voting power. There is no cumulative voting in the election of directors, which means that holders of a majority of the outstanding shares of common stock can elect all of our directors, and holders of less than a majority of such shares will be unable to elect any director.

Preferred Stock

Our Charter authorizes our Board of Directors to classify and reclassify any unissued shares of stock into other classes or series of stock, including preferred stock. The cost of any such reclassification would be borne by our existing common stockholders. Prior to issuance of shares of each class or series, the Board of Directors is required by Maryland law and by our Charter to set the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each class or series. Thus, the Board of Directors could authorize the issuance of shares of preferred stock with terms and conditions which could have the effect of delaying, deferring or preventing a transaction or a change in control that might involve a premium price for holders of our common stock or otherwise be in their best interest. You should note, however, that any issuance of preferred stock must comply with the requirements of the 1940 Act. The 1940 Act requires, among other things, that (1) immediately after issuance and before any dividend or other distribution is made with respect to our common stock and before any purchase of common stock is made, such preferred stock together with all other senior securities must not exceed an amount equal to 50% of our gross assets after deducting the amount of such dividend, distribution or purchase price, as the case may be, and (2) the holders of shares of preferred stock, if any are issued, must be entitled as a class to elect two directors at all times and to elect a majority of the directors if dividends on such preferred stock are in arrears by two full years or more. Certain matters under the 1940 Act require the separate vote of the holders of any issued and outstanding preferred stock. We believe that the availability for issuance of preferred stock will provide us with increased flexibility in structuring future financings and acquisitions.

Other Security, Description [Text Block]

DESCRIPTION OF SECURITIES

This prospectus contains a summary of the common stock, preferred stock, subscription rights to purchase shares of common stock and debt securities. These summaries are not meant to be a complete description of each security. However, this prospectus and any accompanying prospectus supplement will contain the material terms and conditions for each security.

Risks Relating to an Investment in our Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investing in our securities involves a high degree of risk. Before deciding whether to invest in our securities, you should carefully consider the risks and uncertainties described in the section titled “Principal Risks” in our most recent Annual Report on Form N-CSR for the fiscal year ended March 31, 2024, filed with the SEC on May 17, 2024 and our most recent Semi-Annual Report on Form N-CSR for the six months ended September 30, 2024, filed with the SEC on November 1, 2024, as such principal risks may be supplemented from time to time, which is incorporated by reference herein. The specific risks applicable to a particular offering of Securities will be set forth in the related prospectus supplement.

Common Stock [Member]
General Description of Registrant [Abstract]
Share Price																									$ 5.38
NAV Per Share					$ 4.76
Latest Premium (Discount) to NAV [Percent]					13.03%

[1]

(1)      Represents the commissions with respect to the shares of our common stock being sold in this offering, which we will pay to the Distribution Agents in connection with sales of shares of our common stock effected by such Distribution Agent under the Equity Distribution Agreement. There is no guaranty that there will be any sales of our common stock pursuant to this prospectus supplement and the accompanying prospectus.

[2]	The expenses of the distribution reinvestment plan are included in “other expenses.” The plan administrator’s fees will be paid by us. We will not charge any brokerage charges or other charges to stockholders who participate in the plan. However, your own broker may impose brokerage charges in connection with your participation in the plan.
[3]	The offering expenses of this offering are estimated to be approximately $429,500.
[4]	Assumes gross assets of approximately $2,429.1 million and approximately $534.0 million of leverage (which reflects $88.1 million of Series 2027 Term Preferred Shares, $67.2 million of 6.00% Series 2029 Term Preferred Shares, $63.8 million of 7.125% Series 2029 Term Preferred Shares, $100.0 million of the 2027 Notes, $100.0 million of the 2031 Notes and $115.0 million of the 2030 Notes issued and outstanding as of September 30, 2024 and assumes net assets of $1,805.6 million (which has been adjusted to reflect the issuance of an additional $200.0 million of common stock)).

[5]	The above calculation presents our base management fee as a percentage of our net assets. Our base management fee under the Investment Advisory Agreement, however, is based on our gross assets, which is defined as all the assets of Oxford Lane Capital, including those acquired using borrowings for investment purposes. As a result, to the extent we use additional leverage, it would have the effect of increasing our base management fee as a percentage of our net assets. See “Investment Advisory Agreement” in the accompanying prospectus for additional information. Based on our current business plan, we anticipate that substantially all of the net proceeds from the sale of shares pursuant to this offering will be invested within three months after the completion of any sale pursuant to this offering depending on the availability of investment opportunities that are consistent with our investment objective and other market conditions. We expect that it will take approximately one to three months to invest all of the proceeds of this offering, in part because equity and junior debt investments in CLO vehicles require substantial due diligence prior to investment.
[6]	“Interest payments on borrowed funds” represents our annualized interest expense and includes interest payable on the $100 million 2031 Notes, $100 million 2027 Notes and $115.0 million 2030 Notes, each as outstanding on September 30, 2024. We may issue additional debt securities. In the event that we were to issue additional debt securities, our borrowing costs, and correspondingly our total annual expenses would increase.
[7]	“Total annual expenses” is presented as a percentage of net assets attributable to common stockholders, because the holders of shares of our common stock (and not the holders of our preferred stock or debt securities, if any) bear all of our fees and expenses, all of which are included in this fee table presentation. The indirect expenses associated with the Company’s CLO equity investments are not included in the fee table presentation, but if such expenses were included in the fee table presentation then the Company’s total annual expenses would have been 28.04%.
[8]	Assumes that we have an aggregate of (a) $88.1 million of Series 2027 Term Preferred Shares, (b) $67.2 million of 6.00% Series 2029 Term Preferred Shares and (c) $63.8 million of 7.125% Series 2029 Term Preferred Shares, which were the amounts outstanding as of September 30, 2024. We may issue additional shares of preferred stock. In the event that we were to issue additional shares of preferred stock or debt securities, our borrowing costs, and correspondingly our total annual expenses, including, in the case of such preferred stock, the base management fee as a percentage of our net assets attributable to common stock, would increase.
[9]	Amount reflects the estimated annual incentive fees payable to Oxford Lane Management during the fiscal year following this offering. The estimate assumes that the incentive fee earned will be proportional to the fee earned during the fiscal year ended March 31, 2024 and adjusted to include the estimated incentive fee based on the issuance of an additional $200.0 million of common stock. The incentive fee, which is payable quarterly in arrears, equals 20.0% of the excess, if any, of our “Pre-Incentive Fee Net Investment Income” that exceeds a 1.75% quarterly (7.0% annualized) hurdle rate, which we refer to as the Hurdle, subject to a “catch-up” provision measured at the end of each calendar quarter. The incentive fee is computed and paid on income that may include interest that is accrued but not yet received in cash. The operation of the incentive fee for each quarter is as follows:

•        no incentive fee is payable to Oxford Lane Management in any calendar quarter in which our Pre-Incentive Fee Net Investment Income does not exceed the Hurdle of 1.75%;

•        100% of our Pre-Incentive Fee Net Investment Income with respect to that portion of such Pre-Incentive Fee Net Investment Income, if any, that exceeds the Hurdle but is less than 2.1875% in any calendar quarter (8.75% annualized) is payable to Oxford Lane Management. We refer to this portion of our Pre-Incentive Fee Net Investment Income (which exceeds the Hurdle but is less than 2.1875%) as the “catch-up.” The “catch-up” is meant to provide Oxford Lane Management with 20.0% of our Pre-Incentive Fee Net Investment Income, as if a Hurdle did not apply when our Pre-Incentive Fee Net Investment Income exceeds 2.1875% in any calendar quarter; and

•        20.0% of the amount of our Pre-Incentive Fee Net Investment Income, if any, that exceeds 2.1875% in any calendar quarter (8.75% annualized) is payable to Oxford Lane Management (once the Hurdle is reached and the catch-up is achieved, 20.0% of all Pre-Incentive Fee Investment Income thereafter is allocated to Oxford Lane Management).

No incentive fee is payable to Oxford Lane Management on realized capital gains. For a more detailed discussion of the calculation of this fee, see “Investment Advisory Agreement”
[10]	“Other expenses” ($9.6 million) are estimated for the current fiscal year.
[11]	Calculated as the respective high or low sales price divided by NAV and subtracting 1.
[12]	Not determinable at the time of filing.
[13]	Represents the cash distributions, including dividends, dividends reinvested and returns of capital, if any, per share that we have declared on our common stock in the specified quarter.
[14]	Net asset value per share is determined as of the last day in the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low sales prices. The net asset values shown are based on outstanding shares at the end of each period.